Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
We typically grant equity awards, including stock options and restricted stock units, to our employees and directors on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. During the last fiscal year, neither our Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our non-employee
directors receive an annual stock option and restricted stock unit award, which is automatically effective on May 31 of each year. Additionally, newly appointed directors are automatically granted stock option and restricted stock unit awards upon their appointment to the Board pursuant to the terms of our 2023 Equity Plan.

Award Timing Method	Our
non-employee
directors receive an annual stock option and restricted stock unit award, which is automatically effective on May 31 of each year. Additionally, newly appointed directors are automatically granted stock option and restricted stock unit awards upon their appointment to the Board pursuant to the terms of our 2023 Equity
Award Timing Predetermined	true
Award Timing, How MNPI Considered	We typically grant equity awards, including stock options and restricted stock units, to our employees and directors on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. During the last fiscal year, neither our Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our non-employee
directors receive an annual stock option and restricted stock unit award, which is automatically effective on May 31 of each year. Additionally, newly appointed directors are automatically granted stock option and restricted stock unit awards upon their appointment to the Board pursuant to the terms of our 2023 Equity Plan.
MNPI Disclosure Timed for Compensation Value	true